SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Annual Depreciation Rates

%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15
Promotional displays	15 - 50
Office furniture and equipment	6 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

Schedule of Intangible Assets Amortization Rates
%

Patents	10
Technology	12.5 - 26.7
Customer relationships	10.3 - 36.4
Backlog	50 - 100

Schedule of Fair Value Assumptions for Stock Options

	2021	2020	2019

Dividend yield	0%	0%	0%
Expected volatility	38.96%-42.17%	33.56%-36.45%	33.76%-38.31%
Risk-free interest	0.67%-1.19%	0.32%-1.51%	1.42%-2.68%
Contractual term	5-7 years	5-7 years	5-7 years
Forfeiture rate	13%	10%	10%-12%
Suboptimal exercise multiple	1.29	1.29	1.32

Schedule of Product Warranty Accrual

	December 31,
	2021	2020

Warranty provision, beginning of year	$179	$283
Charged to costs and expenses relating to new sales	112	118
Utilization or expiration of warranty	(135)	(223)
Foreign currency translation adjustments	1	1

Warranty provision, year end	$157	$179

Schedule of Changes in Allowance for Credit Losses Related to Accounts
	Year ended December 31,
	2021	2020

Balance at the beginning of the year	$719	$943
Credit losses expenses during the year	124	99
Customer write-offs or collections during the year	(716)	(326)
Exchange rate	(2)	3

	$125	$719

Schedule of Accumulated Other Comprehensive Income

	Year ended December 31,
	2021	2020	2019

Balance at the beginning of the year	$34	$(627)	$(1,827)
Foreign currency translation adjustments	(254)	661	1,200
Realized foreign currency translation adjustments	1,442	-	-

Total accumulated other comprehensive income (loss)	$1,222	$34	$(627)